                                                               JOHN M. RICHARDS
                                                                 SENIOR COUNSEL

Metropolitan Life Insurance Company
200 Park Avenue
New York, NY 10166

                              September 10, 2012

VIA EDGAR TRANSMISSION

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

    Re:  Security Equity Separate Account Twenty-Seven
         File No. 811-08892

Commissioners:

Semi-Annual Reports dated June 30, 2012 of the underlying funds are incorporated herein by reference as the reports sent to Contract owners of Security Equity Separate Account Twenty-Seven of Metropolitan Life Insurance Company pursuant to Rule 30b2-1 of the Investment Company Act of 1940 and are listed as follows:

The Semi-Annual Reports for certain portfolios of AIM Variable Insurance Funds (Invesco Variable Insurance Funds) are incorporated by reference as filed on Form N-CSRS, CIK No. 0000896435, File No. 811-07452.

                                             Sincerely,

                                             /s/ John M. Richards
                                             -----------------------------------
                                             John M. Richards
                                             Senior Counsel
                                             Metropolitan Life Insurance Company